Financial Instruments - Changes in Fair Value of Financial Assets and Financial Liabilities Classified as Level 3 (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Beginning	₩ 101,486,316
Ending	103,443,735
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning	875,091	₩ 861,674
Acquisition	398,296	100,442
Gain(Loss) on valuation of financial assets	48,336	39,621
Other comprehensive income(loss)	(13,066)	22,526
Disposal and others	(73,880)	(149,172)
Ending	₩ 1,234,777	₩ 875,091